Discontinued operations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations
Net revenue from sales and services		R$ 142,369,540	R$ 133,498,913	R$ 126,048,701
Cost of products and services sold		(133,010,699)	(123,811,893)	(116,730,469)
Gross profit		9,358,841	9,687,020	9,318,232
Operating income (expenses)
General and administrative		(2,249,413)	(1,872,092)	(2,018,159)
Other operating income (expenses)	[1]	354,664	(414,092)	(602,865)
Results from disposal of assets		99,570	171,837	121,935
Income before financial result and income and social contribution taxes		4,979,263	4,943,451	4,577,825
Financial income		1,580,842	881,074	880,884
Financial expenses		(2,748,196)	(1,813,008)	(1,880,014)
Financial result, net		(1,167,354)	(931,934)	(999,130)
Income before income and social contribution taxes		3,811,909	4,011,517	3,578,695
Income and social contribution taxes
Current		(1,054,797)	(1,124,664)	(1,396,317)
Deferred		(8,892)	(360,953)	335,375
Profit (loss) for the period		(206,312)	0	0
Net cash provided by operating activities		30,231	0	0
Net cash used in investing activities		(34,948)	0	0
Net cash used in financing activities		(6,596)	0	0
Increase (decrease) in cash and cash equivalents - discontinued operations		(11,313)	R$ 0	R$ 0
Total Discontinued operations
Discontinued operations
Net revenue from sales and services	[2]	108,401
Cost of products and services sold	[2]	(69,582)
Gross profit	[2]	38,819
Operating income (expenses)
General and administrative	[2]	(2,553)
Other operating income (expenses)	[2]	8,353
Results from disposal of assets	[2]	(237,976)
Income before financial result and income and social contribution taxes	[2]	(193,357)
Financial income	[2]	5,610
Financial expenses	[2]	(6,229)
Financial result, net	[2]	(619)
Income before income and social contribution taxes	[2]	(193,976)
Income and social contribution taxes
Current	[2]	5,834
Deferred	[2]	(18,170)
Profit (loss) for the period	[2]	(206,312)
Net cash provided by operating activities	[2]	30,231
Net cash used in investing activities	[2]	(34,948)
Net cash used in financing activities	[2]	(6,596)
Increase (decrease) in cash and cash equivalents - discontinued operations	[2]	R$ (11,313)

[1]	Include extemporaneous credits recognized in the year 2025 of R$ 672,572, see Note 7.
[2]	Considers the balances since the acquisition of control in May 2025 according to Note 27.b.